Accounts payable, and accrued liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable, accrued liabilities and other current liabilities

	2024	2023
	$	$

Trade payables	33,499	36,958
Accrued compensation and benefits	23,595	22,543
Accrued payroll taxes on share-based compensation	3,566	3,030
Acquisition-related payables	—	331
Sales tax payable	4,893	3,556
Other	3,126	2,409

Total accounts payable and accrued liabilities	68,679	68,827